Expense Example	Prospectus #1 Calvert Growth Allocation Fund Class A 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class A 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class A 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class A 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class C 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class I 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class R6 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class A 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class C 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class I 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class R6 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class A 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class C 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class I 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class R6 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 10 Years	Prospectus #2 Calvert Balanced Fund Class A 1 Year	Prospectus #2 Calvert Balanced Fund Class A 3 Years	Prospectus #2 Calvert Balanced Fund Class A 5 Years	Prospectus #2 Calvert Balanced Fund Class A 10 Years	Prospectus #2 Calvert Balanced Fund Class C 1 Year	Prospectus #2 Calvert Balanced Fund Class C 3 Years	Prospectus #2 Calvert Balanced Fund Class C 5 Years	Prospectus #2 Calvert Balanced Fund Class C 10 Years	Prospectus #2 Calvert Balanced Fund Class I 1 Year	Prospectus #2 Calvert Balanced Fund Class I 3 Years	Prospectus #2 Calvert Balanced Fund Class I 5 Years	Prospectus #2 Calvert Balanced Fund Class I 10 Years	Prospectus #2 Calvert Balanced Fund Class R6 1 Year	Prospectus #2 Calvert Balanced Fund Class R6 3 Years	Prospectus #2 Calvert Balanced Fund Class R6 5 Years	Prospectus #2 Calvert Balanced Fund Class R6 10 Years	Prospectus #2 Calvert Equity Fund Class A 1 Year	Prospectus #2 Calvert Equity Fund Class A 3 Years	Prospectus #2 Calvert Equity Fund Class A 5 Years	Prospectus #2 Calvert Equity Fund Class A 10 Years	Prospectus #2 Calvert Equity Fund Class C 1 Year	Prospectus #2 Calvert Equity Fund Class C 3 Years	Prospectus #2 Calvert Equity Fund Class C 5 Years	Prospectus #2 Calvert Equity Fund Class C 10 Years	Prospectus #2 Calvert Equity Fund Class I 1 Year	Prospectus #2 Calvert Equity Fund Class I 3 Years	Prospectus #2 Calvert Equity Fund Class I 5 Years	Prospectus #2 Calvert Equity Fund Class I 10 Years	Prospectus #2 Calvert Equity Fund Class R6 1 Year	Prospectus #2 Calvert Equity Fund Class R6 3 Years	Prospectus #2 Calvert Equity Fund Class R6 5 Years	Prospectus #2 Calvert Equity Fund Class R6 10 Years	Prospectus #3 Calvert Bond Fund Class A 1 Year	Prospectus #3 Calvert Bond Fund Class A 3 Years	Prospectus #3 Calvert Bond Fund Class A 5 Years	Prospectus #3 Calvert Bond Fund Class A 10 Years	Prospectus #3 Calvert Bond Fund Class C 1 Year	Prospectus #3 Calvert Bond Fund Class C 3 Years	Prospectus #3 Calvert Bond Fund Class C 5 Years	Prospectus #3 Calvert Bond Fund Class C 10 Years	Prospectus #3 Calvert Bond Fund Class I 1 Year	Prospectus #3 Calvert Bond Fund Class I 3 Years	Prospectus #3 Calvert Bond Fund Class I 5 Years	Prospectus #3 Calvert Bond Fund Class I 10 Years	Prospectus #3 Calvert Bond Fund Class R6 1 Year	Prospectus #3 Calvert Bond Fund Class R6 3 Years	Prospectus #3 Calvert Bond Fund Class R6 5 Years	Prospectus #3 Calvert Bond Fund Class R6 10 Years
USD ($)	614	805	1,012	1,607	270	529	912	1,787	68	217	378	846	64	204	356	797	608	785	977	1,530	264	508	876	1,710	62	195	340	762	58	183	318	714	608	785	977	1,530	264	508	876	1,710	62	195	340	762	58	183	318	714	612	797	997	1,575	269	523	902	1,763	67	211	368	822	62	195	340	762	613	800	1,002	1,586	269	523	902	1,766	67	211	368	822	61	192	335	750	397	553	722	1,213	256	485	838	1,618	54	172	301	676	47	150	262	590